Annual Total Returns - Fidelity® International Discovery Fund [BarChart] - 10.31 Fidelity International Discovery Fund Retail PRO-07 - Fidelity® International Discovery Fund - Fidelity International Discovery Fund-Retail Class
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(15.23%)
Annual Return 2012	21.93%
Annual Return 2013	24.94%
Annual Return 2014	(5.58%)
Annual Return 2015	4.82%
Annual Return 2016	(5.76%)
Annual Return 2017	31.70%
Annual Return 2018	(17.14%)
Annual Return 2019	27.51%
Annual Return 2020	21.39%